ABERDEEN FUNDS

Aberdeen Global High Yield Bond Fund

(the “Fund”)

Supplement to the Fund’s Prospectus dated February 25, 2013, as supplemented to date (the “Prospectus”)

The Fund is not available for investment.

Please retain this Supplement for future reference.

This Supplement is dated November 21, 2013.

ABERDEEN FUNDS

Aberdeen Global High Yield Bond Fund

(the “Fund”)

Supplement to the Fund’s Statement of Additional Information dated February 25, 2013, as supplemented to date (the “SAI”)

The Fund is not available for investment.

Please retain this Supplement for future reference.

This Supplement is dated November 21, 2013.